SUBSEQUENT EVENTS (Tables)	3 Months Ended
Apr. 30, 2024
Subsequent Events [Abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LIABILITY
Remaining lease term (in years)	1.08
Discount rate	12%

SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	2,754
Present value of remaining lease payments	$40,446